Retirement Obligations - Disclosure of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Lump-sum retirement benefits
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 432
Increases	47
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	479
Total Non-current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	432
Increases	47
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	€ 479